Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,482	$ 1,228
Provision for credit losses
Originations	105	116
Maturities	(287)	(237)
Changes in risk, parameters and exposures	1,138	998
Write-offs	(935)	(745)
Recoveries	156	129
Exchange rate and other	(20)	(7)
Balance at end of period	1,639	1,482
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	305	280
Provision for credit losses
Transfers to Stage 1	594	537
Transfers to Stage 2	(96)	(75)
Transfers to Stage 3	(4)	(3)
Originations	105	116
Maturities	(53)	(51)
Changes in risk, parameters and exposures	(562)	(499)
Exchange rate and other	2
Balance at end of period	291	305
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	966	793
Provision for credit losses
Transfers to Stage 1	(593)	(537)
Transfers to Stage 2	100	78
Transfers to Stage 3	(163)	(130)
Maturities	(233)	(186)
Changes in risk, parameters and exposures	1,040	947
Exchange rate and other	(2)	1
Balance at end of period	1,115	966
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	211	155
Provision for credit losses
Transfers to Stage 1	(1)
Transfers to Stage 2	(4)	(3)
Transfers to Stage 3	167	133
Maturities	(1)
Changes in risk, parameters and exposures	660	550
Write-offs	(935)	(745)
Recoveries	156	129
Exchange rate and other	(20)	(8)
Balance at end of period	$ 233	$ 211